
                        	SAMPLE STATEMENT
			                                           1717 K Street, NW, Suite 707
                                                                   Washington, DC  20036-5331
                                                                   Telephone (202) 331-8055
                                                                   Fax (202) 331-8190
                                                                   TIN: 52-6220193
                                                                   Participant I.D.: XXXXXX
                                                                   TIN: 52-XXXXXXX
                                                                   Distributions are: Reinvested

        AFL CIO Housing Investment Trust
        1717 K St NW
        Washington, DC  20006



                                                Investment Summary
                                       November 1, 2002 - November 30, 2002
                                                   Transactions

                                                     Market Value  Units this     Total      Investment
   Date       Description              Dollar Amount  per Unit     Transaction    Units        Balance
   11/01/02  Beginning Balance                        $1,151.2464              43,431.1891 $50,000,000.10
   11/30/02  Total Income Distribution 	 221,070.13
   11/30/02  Income Reinvestment         221,070.13                 193.6677

             Ending Balance                           $1,141.4918              43,624.8568 $49,797,416.31

                                             Monthly Income
                        Ordinary      Operating    Net Ordinary
                 	 Income	      Expenses	      Income        Capital Gains       Total Distribution
  Per Unit            $5.4391703019  0.3490463246     5.0901239773    0.0000000000           5.0901239773
  Participant Totals    $236,229.63     15,159.50	221,070.13	      0.00             221,070.13


                                                 Performance


Type of Return	                 1-Month  3-Month   Y-T-D   1-Year   3-Year  5-Year   10-Year
Trust Time-Weighted, Gross 	 (0.37%)   1.25%     9.89%   9.19%   10.31%   8.09%    8.44%
Trust Time-Weighted, Net   	 (0.41%)   1.17%     9.52%   8.79%    9.89%   7.68%    7.97%

<F1>
                        Performance returns greater than one year are annualized.

		   All performance figures presented herein are based upon historical
		   results and do not assure future performance. Units may be worth
		   more or less at redemption than at original purchase.


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